RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Committed to minimum lease payments (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Committed to minimum lease payments
Total undiscounted lease liabilities	$ 358,955	$ 190,835
Less than one year
Committed to minimum lease payments
Total undiscounted lease liabilities	100,299	62,517
One to five years
Committed to minimum lease payments
Total undiscounted lease liabilities	48,066	22,130
More than five years
Committed to minimum lease payments
Total undiscounted lease liabilities	$ 210,590	$ 106,188